Income Taxes (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Abstract]
U.S statutory rate	34.00%	34.00%
Less valuation allowance	(34.00%)	(34.00%)
Effective tax rate	0.00%	0.00%